Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2015 Restructuring Activities (Detail) (Fiscal 2015 Restructuring [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 2,470
Restructuring costs paid	(1,887)
Adjustments	(424)
Currency translation adjustment	(98)
Balance at end of year	61
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	1,973
Restructuring costs paid	(1,790)
Adjustments	(69)
Currency translation adjustment	(62)
Balance at end of year	52
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	497
Restructuring costs paid	(97)
Adjustments	(355)
Currency translation adjustment	(36)
Balance at end of year	$ 9